Revenue (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Summary of Detailed Information of Revenue from Rendering Services

(In thousands)	December 31, 2023
Decision services	R$	298,211
Recovery services	R$	61,533
Tax (10.86%)		(39,368)

Total Net Revenue	R$	320,376

Boa Vista Servicos S A [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Summary of Disaggregation of Revenue from Contracts with Customers
Disaggregation of revenue from contracts with customers
The Group’s disaggregated revenue for the period from January 1, 2023 to August 7, 2023 and for the year ended December 31, 2022 were as follows:

	August 7, 2023	December 31, 2022	December 31, 2021
Decision services
Risk analytics	278,805	473,030	417,953
Legacy data report	80,142	144,064	145,181
Marketing services	24,265	45,030	38,922
Anti-fraud solutions	16,382	31,252	16,629
Consumer services	12,797	45,733	29,556
Recovery services
Digital solutions	60,492	90,435	58,855
Printed solutions	21,732	42,749	44,186

	494,615	872,293	751,282

Timing of revenue recognition
Services transferred over time	494,615	872,293	751,282